Accounts receivable, net - Movement of allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net
Balance at the beginning of the year	¥ 710,168	¥ 210,146	¥ 142,256
Provision (Reversal) for the year	(82,825)	500,336	67,967
Write-off	(70,270)	(314)	(77)
Balance at the end of the year	¥ 557,073	¥ 710,168	¥ 210,146